Marketable Securities - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Other than temporary impairment charges		$ 0
Available-for-sale Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Other comprehensive income relating to marketable securities for foreign exchange gain	$ 4,550,000